UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

 (Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

(Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

New York Equity Fund

ALBANY MOLECULAR

Ticker Symbol:AMRI	Cusip Number: 012423109
Record Date: 3/24/2005	Meeting Date: 5/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRCETORS	ABSTAINED	ISSUER	FOR	N/A

ANAREN INC

Ticker Symbol:ANEN	Cusip Number: 032744104
Record Date: 9/10/2004	Meeting Date: 11/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE THE ANAREN, INC. COMPRHENSIVE LONG-TERM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF APPOINTMENT OF KPMG LLPAS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCLUNTING FIRM	FOR	ISSUER	FOR	WITH
4	NONE	FOR	ISSUER	FOR	WITH

AROTECH CORPORATION

Ticker Symbol:ARTX	Cusip Number: 042682104
Record Date: 10/18/2004	Meeting Date: 12/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RATIFY THE ISSUANCE IN JULY 2004 OF FIVE YEAR WARRANTS TO PURCHASE UP TO 8,717,265 SHARES OF COMMON STOCK AT A PRICE OF $1.38 PER SHARE	FOR	ISSUER	FOR	WITH

BARR PHARMACEUTICALS

Ticker Symbol:BRL	Cusip Number: 068306109
Record Date: 9/3/2004	Meeting Date: 10/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITOR OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE, 30, 2005	FOR	ISSUER	FOR	WITH

CITIGROUP INC.

Ticker Symbol:C	Cusip Number: 172967101
Record Date: 2/25/2005	Meeting Date: 4/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A
2	TO RATIFY KPMG LLP AS CITIGROUPS INDENDENT PUBLIC ACCOUNTING FIRM FOR 2005	FOR	ISSUER	FOR	WITH
3	PROPOSAL TO APPROVE THE AMENDED AND RESTATED CITIGROUP 1999 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	PROPOSAL TO CURB EXECUTIVE COMPENSATION	FOR	STOCKHOLDER	AGAINST	AGAINST
5	REQUESTIONG A REPORT ON POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
6	PROPOSAL REQUESTING THE CEO COMPENSATION BE LIMITED TO NO MANAGEMENT DUTIES, TITLES OR RESPONSIBILITES.	AGAINST	STOCKHOLDER	AGAINST	WITH
7	PROPOSAL REQUESTING THAT CEO COMPENSATION BE LIMITED TO NO MORE THAN 100 TIMES THE AVERAGE COMPENSATION PAID TO THE COMPANY'S NON-MANAGERIAL WORKERS UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED.	AGAINST	STOCKHOLDER	AGAINST	WITH
8	PROPOSAL REQUESTING ELECTION OF DIRECTOR NOMINEES BY A MAJORITY OF VOTES CAST.	FOR	STOCKHOLDER	AGAINST	AGAINST
9	PROPOSAL REQUESTING A BY-LAW AMENDMENT PROHIBITING THE PAYMENT OF NON-DEDUCTIBLE COMPENSATION TO ANY OFFICER UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED	FOR	STOCKHOLDER	AGAINST	AGAINST
10	PROPOSAL REQUESTING THAT A SIMPLE MAJORITY VOTE APPLY ON EACH ISSUE THAT CAN BE SUBJECT TO A SHAREHOLDER VOTE.	FOR	STOCKHOLDER	AGAINST	AGAINST

COMPUTER TASK GROUP

Ticker Symbol:CTG	Cusip Number: 205477102
Record Date: 3/24/2005	Meeting Date: 5/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A

COPYTELE INC.

Ticker Symbol:COPY	Cusip Number: 217721109
Record Date: 9/28/2004	Meeting Date: 10/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE SELECTION OF GRANT THORNTON LLP AS INDEPENDENT AUDITORS OF COPYTELE FOR THE FISCAL YEAR ENDING OCTOBER 31, 2004	FOR	ISSUER	FOR	WITH

CORNING

Ticker Symbol:GLW	Cusip Number: 219350105
Record Date: 3/1/2005	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A
2	ADOPTION OF THE 2005 EMPLOYEE EQUITY PARTICIPATION PROGRAM	FOR	ISSUER	FOR	WITH
3	RATIFY THE APPOINTMENT OF PRICEWATERHOUSE AS THE INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2005	FOR	ISSUER	FOR	WITH

IBM

Ticker Symbol:IBM	Cusip Number: 459200101
Record Date: 2/25/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A
2	RATIFY APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH
3	CUMULATIVE VOTING	AGAINST	STOCKHOLDER	AGAINST	WITH
4	PENSION AND RETIREMENT MEDICAL	AGAINST	STOCKHOLDER	AGAINST	WITH
5	EXECUTIVE COMPENSATION	FOR	STOCKHOLDER	AGAINST	AGAINST
6	EXPENSING OPTIONS	FOR	STOCKHOLDER	AGAINST	AGAINST
7	DISCLOSURE OF EXECUTIVE COMPENSATION	FOR	STOCKHOLDER	AGAINST	AGAINST
8	OFFSHORING	AGAINST	STOCKHOLDER	AGAINST	WITH

JPMORGAN CHASE

Ticker Symbol:JPM	Cusip Number: 46625H100
Record Date: 3/22/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A
2	APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH
3	APPROVAL OF 2005 LONG TERM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	DIRECTOR TERM LIMITS	AGAINST	STOCKHOLDER	AGAINST	WITH
5	SEPERATION OF CHAIRMAN AND CEO	AGAINST	STOCKHOLDER	AGAINST	WITH
6	COMPETITIVE PAY	AGAINST	STOCKHOLDER	AGAINST	WITH
7	RECOUP UNEARNED MANAGEMENT BONUSES	FOR	STOCKHOLDER	AGAINST	AGAINST

LEHMAN BROTHERS HOLDINGS INC.

Ticker Symbol:LEH	Cusip Number: 524908100
Record Date: 2/11/2005	Meeting Date: 4/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A
2	RATIFY ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR 2005	FOR	ISSUER	FOR	WITH
3	2005 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	CEO COMPENSATION	ABSTAINED	STOCKHOLDER	FOR	N/A

M & T BANK CORPORATION

Ticker Symbol:MTB	Cusip Number: 55261F104
Record Date: 2/28/2005	Meeting Date: 4/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A
2	2005 INCENTIVE COMPENSATION	FOR	ISSUER	FOR	WITH
3	RATIFY THE APPOINTMENT OF PRICEWATERHOUSE LLP AS THE INDEPENDENT PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2005	FOR	ISSUER	FOR	WITH

MECHANICAL TECHNOLOGY INC.

Ticker Symbol:MKTY	Cusip Number: 583538103
Record Date: 5/2/2005	Meeting Date: 6/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RESTATE PAR VALUE OF COMMON STOCK FROM $1.00 TO $.01	FOR	ISSUER	FOR	WITH

MERRILL LYNCH & CO.

Ticker Symbol:MER	Cusip Number: 590188108
Record Date: 2/22/2005	Meeting Date: 4/22/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A
2	RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	FOR	ISSUER	FOR	WITH
3	APPROVE THE DIRECTOR STOCK UNIT PLAN	FOR	ISSUER	FOR	WITH
4	INSTITUTE CUMULATIVE VITING	AGAINST	STOCKHOLDER	AGAINST	WITH
5	LIMNIT CEO COMPENSATION	AGAINST	STOCKHOLDER	AGAINST	WITH

PAYCHEX, INC.

Ticker Symbol:PAYX	Cusip Number: 704326107
Record Date: 8/9/2004	Meeting Date: 10/6/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	NONE	FOR	ISSUER	FOR	WITH

SIEBERT FINANCIAL CORP.

Ticker Symbol:SIEB	Cusip Number: 826176109
Record Date: 5/6/2005	Meeting Date: 6/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

SIRIUS SATELLITE RADIO

Ticker Symbol:SIRI	Cusip Number: 82966u103
Record Date: 4/4/2005	Meeting Date: 5/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A

SIRIUS SATELLITE RADIO

Ticker Symbol:SIRI	Cusip Number: 82966u103
Record Date: 4/4/2005	Meeting Date: 5/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	ABSTAINED	ISSUER	FOR	N/A

THE BEAR STEARNS COMPANIES

Ticker Symbol:BSC	Cusip Number: 073902108
Record Date: 2/23/2005	Meeting Date: 4/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMENDMENTS TO THE PERFORMANCE COMPENSATION PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2005	FOR	ISSUER	FOR	WITH

THE ST. PAUL TRAVELERS COMPANIES

Ticker Symbol:STA	Cusip Number: 792860108
Record Date: 6/4/2004	Meeting Date: 7/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ELECT 23 DIRECTORS TO A ONE-YEAR TERM	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2004	FOR	ISSUER	FOR	WITH
3	PROPOSAL TO APPROVE THE ST. PAUL TRAVELERS COMPNIES, INC. 2004 STOCK INCENTIVE PLAN.	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

* Gregg A. Kidd

Chief Executive Officer

By /s/Daniel F. Raite

* Daniel F. Raite

Chief Financial Officer

Date: August 26, 2005

*Print the name and title of each signing officer under his or her signature.